DERIVATIVES AND HEDGING ACTIVITES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivatives And Hedging Activites Narrative
Notional amount	$ 18,134	$ 51,504